COMMISSIONS EXPENSE	9 Months Ended
Sep. 30, 2024
Commissions Expense
COMMISSIONS EXPENSE

NOTE 9 — COMMISSIONS EXPENSE

Accrued commissions as of September 30, 2024 and December 31, 2023 represent mainly sales commission payable. For the three months ended September 30, 2024 and 2023, sales commission expenses of $0 and $1,147 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations. For the nine months ended September 30, 2024 and 2023, sales commission expenses of $0 and $13,837 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations.